CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and balances at central bank
Cash	$ 5,192,182		$ 5,099,252
Due from central banks	6,603,500	[1]	6,567,030
Due from other private financial entities	3,713,481		3,541,644
Checks on hold	216,323		141,370
Remittances of domestic negotiated checks in transit	107,531		173,827
Total cash and due from banks	15,833,017		15,523,123
Money market transactions:
Inter bank borrowings	1,965,973		1,761,460
Reverse repurchase agreements and other similar secured loans	931,820		881,061
Total money market transactions:	2,897,793		2,642,521
Total cash and cash equivalents	$ 18,730,810		$ 18,165,644	$ 20,460,245	$ 18,805,577

[1]	Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A.